CONVERTIBLE NOTES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
CONVERTIBLE NOTES

NOTE 4 – CONVERTIBLE NOTES

On December 1, 2025, the Company entered into an agreement with RBW Capital (“RBW December”), pursuant to which the Company entered into a convertible loan agreement with number of primary investors. Following an amendment dated December 9, 2025, the total aggregate principal amount was increased to $20,625. From a cash flow perspective, the Company received total gross proceeds of $16,500 (before deduction of placement agent fee, legal expenses in total amount of $1,460). The difference of $4,125 represents an Original Issue Discount (“OID”) of 20%, which was fully earned upon closing and does not reduce the contractual principal amount of the notes.

Under the terms of the note, no interest applies unless an event of default occurs. The note includes customary default provisions for similar transactions, under which, in the event of default: (i) the principal amount increases automatically by 20%; (ii) default interest of 20% per annum applies; and (iii) all outstanding debt may be declared immediately due and payable.

The Company retains the right to prepay the outstanding balance at any time without penalty, providing flexibility to mitigate future dilution should alternative financing become available. To prevent a change in control, a Beneficial Ownership Limitation was established, restricting any Investor from owing more then 4.99% of the company’s outstanding ordinary shares at any given time.

The investor is entitled to convert the Note into ordinary shares of the Company at any time, at a conversion price equal to the greater of the following two amounts: (i) 85% of the lowest daily Volume Weighted Average Price (“VWAP”) during the five trading days immediately preceding conversion, representing a 15% discount to market price; (ii) A floor price of $1.5 per share was established to protect the Company and existing shareholders from excessive dilution, such that the conversion price cannot fall below this threshold.

The Company received aggregate loan proceeds of $16,500 in two separate tranches: $5,750 on December 3, 2025, and $10,750 on December 29, 2025.

The debt component was measured using the amortized cost method, while the conversion feature was classified as a derivative financial liability and measured at fair value through profit or loss. Based on Monte Carlo valuations performed for each tranche, the debt component was estimated at approximately $2,507 and $4,450, and the conversion feature at approximately $3,243 and $6,300 for Tranches 1 and 2, respectively.

As of December 31, 2025, outstanding loans in an aggregate amount of $11,984 had been converted into 3,695 ordinary shares. The outstanding principal balance of this loan amounts to $8,641.

In addition, as of December 31,2025 the amortized cost of the debt component amounted to $2,668, and the fair value of the conversion feature amounted to $3,083.

During January 2026, the investors converted the entire outstanding $8,641 principal amount of the convertible notes into1,820 ordinary shares of the Company. As of June 30, 2026, the convertible notes had been fully settled through conversion, and accordingly, the Company had no remaining liability or obligation related to these instruments.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 7 - CONVERTIBLE NOTES:

A.	On January 25, 2023, the Company received an amount of $250 in consideration for issuance of a convertible note (the “LP Convertible Note”) and two types of warrants, to Lee Pinkerton (“LP”). The LP Convertible Note’s principal amount is $250 and the maturity date is the earlier of December 31, 2024, and the date of any change in control (excluding the Business Combination). As of December 31, 2025, the company did not settle the full principal amount and all accrued interest. Based on Management’s projections, the Company expects to satisfy this obligation by December 31, 2026. The Convertible Note has an interest rate of 15% per annum and shall be converted into ordinary shares at LP’s discretion, at a fixed conversion price of $470,250 ($5,746,196,840 after reverse stock splits) per ordinary share. In addition, the Company has the right to satisfy the payment of the principal amount of the LP Convertible Note through the issuance of the Company’s ordinary shares at a 20% discount to the 20 trading day VWAP preceding the maturity date.

As part of the LP Convertible Note transaction, the LP was granted two types of warrants:

(i)	Bonus Warrants – 0.27 warrants to purchase ordinary shares (nil after reverse stock splits) of the Company at an exercise price of $540,787 ($6,608,126,366 after reverse stock splits) per share.
The Bonus Warrants term is five years commencing upon the Business Combination.
(ii)	Redeemable Warrants 0.26 warrants to purchase ordinary shares (nil after reverse stock splits) of the Company at a purchase price of $540,787 ($6,608,126,366 after reverse stock splits) per share. The Redeemable Warrants term is five years commencing upon the Business Combination. 50% of the Redeemable Warrants shall be redeemable on a non-cumulative basis at the option of the holder, according to a schedule for $235,125 ($2,873,098,420 after reverse stock splits) per warrant. The LP has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 7 - CONVERTIBLE NOTES (CONT.):

The LP Convertible Note is recorded in accordance with its fair value. The Redeemable Warrants are accounted as a derivative financial liability measured at fair value through profit or loss. Management utilized a third-party appraiser to assist them in valuing the LP Convertible Note and Redeemable Warrants.

The fair value of the Redeemable Warrants was calculated using the Monte-Carlo simulation model. As of December 31, 2025 and 2024, the expected volatility that was used was 359.7% and 53.94%, respectively, and the risk-free interest rate used was 4.67% and 4.27%, respectively.

As of December 31, 2025, and 2024 the fair value of the Redeemable Warrants was $32 and $55,

respectively.

In order to calculate the fair value of the LP Convertible Note, the Company discounted the payment schedule by a discount rate of 30%. as of December 31, 2025, and a discount rate of 22.9% as of December 31, 2024.

As of December 31, 2025, and 2024 the fair value of the LP Convertible Note was $333 and $336, respectively. All of the principal and accrued interest under the LP Convertible Note is due and owing as of the date of the authorization of these financial statements.

B.	On September 6, 2023, the Company entered into a Securities Purchase Agreement to issued and sold to an institutional investor, Generating Alpha Ltd. (“Alpha”), a convertible promissory note (the “Alpha September 2023 Note”) with a fixed conversion price of $3,501 ($42,780,298 after reverse stock splits), 1,838 warrants A’s (nil after reverse stock splits) and 1,225 warrants B’s (nil after reverse stock splits), for gross proceeds of approximately $2,574, before deducting fees and other offering expenses payable by the Company to their service providers. The warrant A’s were exercisable into 1,838 (nil after reverse stock splits) ordinary shares at an exercise price of $4.7025 ($57,462 after reverse stock splits) per share subject to customary adjustments and may be exercised at any time until the five year anniversary. The warrant B’s were exercisable into 1,225 (nil after reverse stock splits) ordinary shares at an exercise price of $3,501 ($42,780,298 after reverse stock splits) per share, subject to customary adjustments and may be exercised at any time until the five-year anniversary. The warrant A’s and the warrant B’s meet the fixed-for-fixed criterion of IAS 32, resulting in being classified as equity. The Alpha September 2023 Note is in the principal amount of $4,290. The actual amount loaned by the investor is $2,574 after a 40% original issue discount. The maturity date of the Alpha September 2023 Note is the 12-month anniversary of the Effective Date, and is the date upon which the principal amount, as well as any accrued and unpaid interest and other fees, shall be due and payable. Interest accrues in the amount of 12% per year and shall be payable on the maturity date or upon acceleration or by prepayment or otherwise. The investor has the right, at any time, to convert all or any portion of the then outstanding and unpaid principal amount and interest (including any costs, fees and charges) into the Company’s ordinary shares, at a fixed conversion price of $3,501 ($42,780,298 after reverse stock splits) per share. Any such conversion is subject to customary conversion limitations set forth in the Purchase Agreement, so the investor beneficially owns less than 4.99% of the Company’s ordinary shares. Additionally, the Company has the right to convert in whole or in part the Alpha September 2023 Note into ordinary shares; provided that in no case shall the Company so convert the Alpha September 2023 Note if the result of the issuance of Ordinary Shares thereby would result in the beneficial ownership of the investor of ordinary shares in excess of 4.99%

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 7 - CONVERTIBLE NOTES (CONT.):

The Alpha September 2023 Note was recognized in accordance with the amortized cost method.

As of December 31, 2024, the investor converted all of the principal amount of the Alpha September 2023 Note into Ordinary Shares and exercised all warrant A’s and B’s into Ordinary Shares of the Company.

C.	On February 24, 2024, the Company issued to Steven Wallitt (“SW”) a convertible security with a face value of $407 in consideration of $350, bearing 0% interest and maturing in 6 month. The note shall be repaid solely by way of conversion into the Company’s ordinary shares. The conversion price was determined according to the closing price of the Company’s share on the day prior to the conversion date, with no floor price. SW ranks senior but is subordinated to ClearThink Asset Management (“CTAM”), the Company advisors, in case of any new debt issuance, including subordinated debt or redeemable preferred stock, except for instruments already negotiated with CTAM. In such cases, the Company is obligated to direct at least 15% of the net proceeds from any new debt to repay the convertible security, unless SW waives this requirement.

On August 24, 2024, the Company extended the previous convertible security maturity date to February 24, 2025. In addition, SW will have the right to convert at his option all or a portion of the face value amount including OID or a maximum of $407 into ordinary shares at a conversion price under exactly the same terms of a new qualified financing for at least $1.5 million from any source.

Accordingly, following a private placement transaction on October 28, 2024, the Company adjusted the conversion price to $0.49 ($170,645 after reverse stock splits).

As of December 31, 2025, the convertible security remains outstanding. Based on the Company’s assessment, the expected repayment date is December 31, 2026.

Based on conversion terms under this agreement Investors have the right to convert the outstanding principal into ordinary shares at any time.

The convertible security is accounted in accordance with the amortized cost model, and amounted to $483 and $370 as of December 31, 2025, and December 31, 2024, respectively.

The conversion option was accounted as a derivative financial liability and measured at fair value through profit or loss.

The fair value of the conversion option was estimated using a Monte Carlo valuation model. As of December 31, 2025, and December 31, 2024, the fair value amounted to $124 and $95, respectively, based on volatility assumptions of 202.8% and 39.78% and risk-free interest rates of 3.48% and 4.37%, respectively.

During 2025.

As of the date of these financial statements the principal and accrued interest payments according to the SW convertible security agreement are due and owing.

During the year ended December 31, 2025, a total of 58,238 RSU were granted to investor Steven Wallit. Financing expenses in the amount of $3,466 were recognized in connection with the issuance of these RSUs. No settlement agreement was reached with the SW’s investor; accordingly, the expense was not offset against the existing liability.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 7 - CONVERTIBLE NOTES (CONT.):

D.	On April 11, 2024, the Company entered into Securities Purchase Agreements for the issuance of promissory note and warrants to Alpha, as follows:

1.	Unsecured note (the “Alpha April Note”) in the principal amount of $2,250. The Alpha April Note carries an original issue discount (OID) of 10%, bears 12% interest per year, and its maturity date is in 12 months from issue date. Alpha has the right to convert the outstanding principal and interest into Ordinary Shares at $513 ($6,268,578 after reverse stock splits) per share, with certain adjustments. If the Company is no longer restricted from variable rate transactions, the investor may convert at a 15% discount based on the lowest weighted average price during the 15 trading days before conversion. Any such conversion is subject to customary conversion limitations set forth in the Alpha April Note, so the investor beneficially owns less than 4.99% of the Company’s Ordinary Shares. Additionally, the Company has the right to convert in whole or in part the Alpha April Note into Ordinary Shares; provided that in no case shall the Company so convert the Alpha April Note if the result of the issuance of Ordinary Shares thereby would result in the beneficial ownership of the investor of Ordinary Shares in excess of 4.99%. A daily fee of $2 is applied if the Company fails to deliver shares upon conversion. If an event of default occurs, the Alpha April Note’s outstanding principal and interest increase by 120%, or 500% in specific default situations, with default interest at the lesser of 24.5% or the maximum legal rate. The Alpha April Note also includes restrictions against variable security transactions.

2.	A 5.5-year warrant to purchase 5,532 Ordinary Shares (nil after reverse stock splits) at $336 ($4,105,736 after reverse stock splits) per share, with anti-dilution protections. (“the April Warrants”). There is a 4.99% ownership limit on the exercise of this warrant, and the Company must pay a “Buy-In” amount if shares are not delivered timely. Alpha may elect to choose cashless exercise mechanism.

3.	Inducement offers which amends the Company’s existing warrants B’s held by Alpha issued in September 2023 to a reduced exercise price of $4.7025 ($57,462 after reverse stock splits) per share. Alpha immediately exercised these warrants B’s in full.

The Alpha April Note is a financial liability which is measured in accordance with the amortized cost method and its conversion option is a derivative financial liability measured at fair value through profit or loss.

As of April 11, 2024, the Alpha April Note amounted to $220, and the Conversion Option fair value amounted to $656.

As of April 11, 2024, the fair value of the conversion option was calculated by estimating the Alpha April Note using Monte Carlo model with expected volatility of 52.08% and the risk-free interest rate used is 5.17%.

During 2024, the investor converted approximately $2,110 of the principal amount and accrued interest into 467,424 (38 after reverse stock splits) ordinary shares.

As of December 31, 2024, the Alpha April Note amounted to $72 and the Conversion Option fair value amounted to $48. As of December 31, 2024, the fair value of the Conversion Option was calculated by estimating the Alpha April Note using Monte Carlo model with expected volatility of 39.78% and the risk-free interest rate used is 4.37%.

The April Warrants were classified as a derivative financial liability measured at fair value through profit or loss. After initial recognition, at each cut off, the April Warrants will be measured in accordance with their fair value and all changes in fair value will be recognized through profit or loss. As of April 11, 2024, the April Warrants’ fair value amounted to $1,090.

As of April 11, 2024, the fair value of the April Warrants was calculated using the Black-Scholes model with expected volatility of 73.43% and the risk-free interest rate used is 4.61%.

As of December 31, 2024, Alpha exercised all the April Warrants into Ordinary Shares of the Company.

In addition, during 2025, Alpha exercised its embedded conversion option with respect to the remaining balance of the Alpha April Note, converting it into 16 ordinary shares of the Company, with a fair value at the conversion date of $842.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 7 - CONVERTIBLE NOTES (CONT.):

On April 2, 2025, the Company entered into a settlement agreement with Alpha, pursuant to which it issued 33 ordinary shares to Alpha, with a fair value at the issuance date of $787. As of December 31, 2025, the entire outstanding balance of the Alpha April Note had been converted into ordinary shares of the Company, and accordingly, no further liability to Alpha remains in respect of this note.

E. On July 10, 2024, the Company entered into a Letter of Intent with PMB Partners, LP (“PMB”), as part of the Company’s ongoing efforts to satisfy its existing liabilities while conserving cash. Although the Letter of Intent was binding, the Letter of Intent provided that the Company and PMB negotiate in good faith the drafting and execution of the exchange of a $1,000 senior secured note (originally due May 31, 2024) for a $800 Convertible Note due December 31, 2024 (“the $800 Convertible Note”), and a $500 non-convertible promissory note due December 31, 2024 (“the $500 Non-Convertible Promissory Note” and, together with the $800 Convertible Note, the “Senior Promissory Notes”) and other ancillary documents, contracts, or agreements to give effect to the terms of the Letter of Intent not otherwise satisfied at or as of the Effective Date (the “Definitive Agreements”).

The Definitive Agreements, consisting of a Subscription Agreement, a Notes Exchange Agreement, a Share Exchange Agreement, the $800 Convertible Note and the $500 Non-Convertible Promissory Note, with terms consistent with the Letter of Intent, were all dated as of September 4, 2024.

The Senior Promissory Notes carry an annual interest of 15%. PMB has the right to convert the $800 Convertible Note and accumulated interest into 2,673 (nil after reverse stock splits) ordinary shares.

The $800 Convertible Note is a financial liability which measured on the initial day at fair value recognized financial expenses or income through profit and loss. In the subsequent measurement the $800 Convertible Note is with accordance with the amortized cost method.

The conversion option meets the conditions for equity classification according to IAS 32 and recorded as equity instrument.

The $500 Non-Convertible Promissory Note is a liability which measured on the initial day at fair value recognized financial expenses or income through profit and loss. In the subsequent measurement, the $500 Non-Convertible Promissory Note measured in accordance with the amortized cost method.

On May 13, 2025, the parties executed an amendment, under which the maturity date of both notes was extended to November 30, 2025, the annual interest rate was increased to 18%, and the principal balance of each note was adjusted to include accrued and unpaid interest up to the date of the amendment.

In accordance with IFRS 9, the quantitative and qualitative effects of the amendment were assessed, and it was determined that the modification was non-substantial. Accordingly, the amortized cost of the liabilities was adjusted to reflect the revised contractual cash flows, discounted at the original effective interest rate, with the resulting difference recognized as finance expenses in profit or loss.

The amortized cost including interest of the convertible promissory note in the principal amount of $800 and the promissory note in the principal amount of $500, in aggregate, was $1,572 as of December 31, 2025, and $1,359 as of December 31, 2024, respectively.

During 2025, a total of 58,254 ordinary shares were granted to PMB’s investor. Finance expenses in the amount of $3,679 were recognized. As no settlement agreement was reached with PMB’s investor, the recognized finance expense was recorded against issued capital and additional paid-in capital and was not offset against the related financial liability.

All of the principal and accrued interest under the PMB Convertible Notes, is due and owing as of the date of these financial statements.

F.

On July 19, 2024 the Company entered into Securities Purchase Agreement issued and sold to Alpha, a promissory note (the “Alpha July Note”) and warrants (the “July Warrants”), for gross proceeds of $747.5, before deducting fees and other offering expenses payable by the Company. The Alpha July Note is in the principal amount of $1,150 (the “Principal Amount”) and carries an original issue discount of 35%. The maturity date of the Alpha July Note is the 12-month anniversary of the issuance date. The Alpha has the right, at any time, to convert all or any portion of the outstanding and unpaid principal amount and interest (including any costs, fees and charges) into the Company’s Ordinary Shares, at a conversion price equal to the lesser of $174 ($2,126,184 after reverse stock splits) or 80% of the lowest volume weighted average price of the Company’s ordinary shares during the twenty trading days prior to the conversion, subject to customary adjustments as provided in the Alpha July Note including for fundamental transactions (the “Conversion option”) Any such conversion is subject to customary conversion limitations set forth in the Alpha July Note so the Alpha beneficially owns less than 4.99% of the Company’s Ordinary Shares. Any principal amount on the Alpha July Note which is not paid when due shall bear interest at the rate of the lesser of (i) 24.5% per annum and (ii) the maximum amount permitted by law during the Event of Default. Upon the occurrence of any Event of Default, the principal amount then outstanding plus accrued interest (including any costs, fees and charges) increases to 120% of such amount through the date of full repayment, as well as all costs of collection. According to the purchase agreement, the Company issued to the Alpha the July Warrants, to purchase up to 7,317 (nil after reverse stock splits) Ordinary Shares, with an exercise price of $178 ($2,175,062 after reverse stock splits) per share, subject to customary adjustments and certain price-based anti-dilution protections, and may be exercised at any time for 5.5 years from issuance.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 7 - CONVERTIBLE NOTES (CONT.):

The July Warrants also may be exercised pursuant to a cashless or net exercise provision. The exercise of the July Warrants is subject to a beneficial ownership limitation of 4.99% of the number of Ordinary Shares outstanding immediately after giving effect to such exercise.

The July Warrants were classified as a derivative financial liability measured at fair value through profit or loss. After initial recognition, at each cut-off, the July Warrants will be measured in accordance with its fair value and all changes in fair value will be recognized through profit or loss.

As of July 19, 2024, the July Warrants fair value amounted to $741. The July Warrants were calculated using Black-Scholes model with expected volatility of 59.6% and the risk-free interest rate used is 4.16%.

As of December 31, 2024, all of the July Warrants were converted into ordinary shares.

The Alpha July Note is a financial liability which will be measured in accordance with the amortized cost method, and its conversion option is a derivative financial liability measured at fair value through profit or loss.

As of July 19, 2024, the Alpha July Note amounted to $0, and the Conversion Option fair value amounted to $753.

As of July 19, 2024, the fair value of the conversion option was calculated by estimating the Alpha July Note using Monte Carlo model with expected volatility of 61.67% and the risk-free interest rate used is 4.85%.

As of December 31, 2024, the Alpha July Note amounted to $520, and the Conversion Option fair value amounted to $527.

As of December 31, 2024, the fair value of the Conversion Option was calculated by estimating the Alpha July Note using the Monte Carlo model with expected volatility of 58.7% and the risk-free interest rate used is 4.28%.

During 2025, the Alpha July Note and the accrued interest were fully converted into ordinary shares (see Note 15. B-1).

G.	On August 30, 2024, the Company entered into a Securities Purchase Agreement with 1800 Diagonal Lending LLC (“1800 Diagonal August”), to issue and sell a promissory note, for gross proceeds to the Company of $194.5, before deducting fees and other offering expenses payable by the Company (“the 1800 Diagonal August Promissory Note”). The 1800 Diagonal August Promissory Note is in the principal amount of $223.7, which includes an original issue discount of $29.2. A one-time interest charge of 10%, or $22.4 was applied to the principal. The maturity date of the 1800 Diagonal August Promissory Note is June 30, 2025. The accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five payments as follows: (1) on February 28, 2025, $123; (2) on March 30, 2025, $30.7; (3) on April 30, 2025, $30.7; (4) on May 30, 2025, $30.7 and (5) on June 30, 2025, $30.7.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 7 - CONVERTIBLE NOTES (CONT.):

The 1800 Diagonal August Promissory Note contains customary Events of Default for transactions similar to the transactions contemplated by the Purchase Agreement and the Note.

In the event of an Event of Default, (i) the 1800 Diagonal August Promissory Note shall become immediately due and payable, (ii) the principal and interest balance of the note shall be increased by 150% and (ii) the 1800 Diagonal August Promissory Note may be converted into Ordinary Shares of the Company at the sole discretion of the 1800 Diagonal August. The conversion price shall equal the lowest closing bid price of the Ordinary Shares during the prior ten trading day period multiplied by 75% (representing a 25% discount). Any such conversion is subject to customary conversion limitations set forth in the 1800 Diagonal August Promissory Note so the 1800 Diagonal August beneficially owns less than 4.99% of the Company’s Ordinary Shares. The 1800 Diagonal August shall be entitled to deduct $1.5 from the conversion amount in each Notice of Conversion to cover Holder’s deposit fees associated with each Notice of Conversion.

The Purchase Agreement contains customary representations and warranties made by each of the Company and the 1800 Diagonal August. The Company is subject to customary indemnification terms in favour of the 1800 Diagonal August and its affiliates and certain other parties. The Company paid a placement agent approximately $18 in cash fees in relation to the transactions contemplated by the Purchase Agreement.

The 1800 Diagonal August Promissory Note was accounted as financial liability in accordance with the amortized cost method using the effective interest rate of 674%.

As of December 31, 2024, the carrying amount of the host straight debt component was $ 147 and the fair value of the embedded conversion option was $ 121.

The convertible feature was accounted as derivative financial liability and measured at fair value through profit and loss. Management utilized a third-party appraiser to assist them in valuing the convertible feature fair value using the monte Carlo simulation with expected volatility of 43% and the risk-free interest rate used is 4.89%.

According to the agreement, the loan conversion will only occur in the event of default. For the purpose of estimating the convertible feature the third-party appraiser has assumed, based on Moody’s rate methodology, the is a 43.6% probability that a default event will occur. Therefore, the value of the Convertible feature is only 43.6% of the Convertible feature valuation.

The 1800 Diagonal August Promissory Note was fully repaid in cash during 2025 for an aggregate amount of approximately $246 (comprising the original principal amount of $223.7 and interest of $22.4$).

H.	On March 28, 2025, the Company entered into an agreement with 1800 Diagonal (“1800 Diagonal March”), pursuant to which it issued a promissory note with a par value of $ 295.5 in consideration for net cash proceeds of approximately $250, after deduction of issuance expenses of approximately $7.The note bears interest at an annual rate of 12% and is repayable in seven instalments between September 2025 and March 2026, as follows: (1) $ 163 on September 30, 2025; (2)-(7) $ 27.2 on each month-end from October 2025 to March 2026.

The note contains customary default provisions for similar transactions, under which, in the event of default: (i) it becomes immediately due and payable; (ii) the outstanding principal and interest increase by 150%; and (iii) it may be converted, at the sole discretion of 1800 Diagonal March, into ordinary shares of the Company. In this regard, the conversion price is the lowest closing price of the Company’s shares during the ten trading days preceding the conversion request, less a 25% discount. Conversion is subject to an ownership limitation of 4.99%.

The agreement also includes customary representations, undertakings, and indemnities in favour of 1800 Diagonal March, its subsidiaries, and related entities.

For accounting purposes, the promissory note is a compound financial instrument, bifurcated on initial recognition into: (i) a host straight debt component, classified as a financial liability measured at amortized cost, with an effective interest rate at initial recognition of 107.46%; and
(ii) an embedded conversion option, classified as a derivative financial liability measured at fair value through profit or loss.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 7 - CONVERTIBLE NOTES (CONT.):

As of March 28, 2025, the carrying amount of the host straight debt component was $204.

The fair value of the embedded conversion option at initial recognition was estimated at $ 47, as determined by management with the assistance of an independent appraiser using a Monte Carlo simulation, incorporating an expected volatility of 60.37% and a risk-free interest rate of 4.04%. As conversion is permitted only upon an event of default, the appraiser estimated the probability of such an event at 8.962%, and the fair value was calculated accordingly as this percentage of the full conversion value.

During 2025, the promissory note was fully repaid in cash for an aggregate amount of approximately $317.

I.	On May 9, 2025, the Company entered into an agreement with RBW Capital (“RBW May”), pursuant to which it issued a promissory note with a par value of $6,875 in consideration for total cash proceeds of $5,500 (before deduction of issuance expenses), reflecting an original issue discount (“OID”) of $1,375, or 20% of the par value. The proceeds were received in instalments in accordance with the terms of the agreement, including $1,375 upon signing of the agreement, $1,375 near the time of submitting the draft prospectus (Registration Statement) to the SEC, and additional amounts of $625 and $2,125, no later than the effective date of the Form F-1.

According to the agreement the issuance expenses amounted to:

(i) Cash placement agent fee of $640 and legal expenses of $220, and

(ii) Warrants, at a rate of 5% of the number of shares that will actually be issued within each funding round. The warrants are exercisable at a price of $4,497 per share, for a period of 5 years from the date of grant.

The warrants granted to the underwriters are classified as equity-settled share-based payments under IFRS 2 and are measured at fair value at the grant date. the Company has allocated the underwriting costs incurred in proportion to the allocation of proceeds. Accordingly, the total fair value recognized against additional paid in capital and amounted to $2,718.

The contractual maturity date for repayment of the principal is May 8, 2026.

Under the terms of the note, no interest applies unless an event of default occurs. The note includes customary default provisions for similar transactions, under which, in the event of default: (i) the principal amount increases automatically by 20%; (ii) default interest of 20% per annum applies; and (iii) all outstanding debt may be declared immediately due and payable.

The principal is convertible at the Company’s option at any time, at a conversion price equal to the higher of $ 0.32 per share or the lowest closing price of the Company’s shares during the seven trading days preceding the conversion request.

Conversion is subject to an ownership limitation of 4.99%.

For accounting purposes, each instalment of proceeds received under the agreement is treated as a separate compound financial instrument, bifurcated on initial recognition into: (i) a host straight debt component, classified as a financial liability measured at amortized cost; and (ii) an embedded conversion option, classified as a derivative financial liability measured at fair value through profit or loss.

During 2025, all four scheduled instalments had been received, and accordingly, four host straight debt components were recognized, together with four corresponding embedded conversion options.

In this regard, management with the assistance of an independent appraiser estimated the fair value of each embedded conversion option using a Monte Carlo simulation as follow:

Tranche 1 – As of May 9, 2025

The host straight debt component was measured at approximately $825,

The fair value of the conversion feature was estimated at approximately $550.

The key assumptions used in the valuation were as follows:

●	Expected Period: 1 year

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 7 - CONVERTIBLE NOTES (CONT.):

●	Expected Volatility: 62.03%
●	Risk-Free Interest Rate: 4.05%
●	Expected Dividend Yield: 0%

Tranche 2 – As of May 23, 2025

The host straight debt component was measured at approximately $836,

The fair value of the conversion feature was estimated at approximately $539.

The key assumptions used in the valuation were as follows:

●	Expected Period: 0.96 year
●	Expected Volatility: 62.13%
●	Risk-Free Interest Rate: 4.15%
●	Expected Dividend Yield: 0%

Tranche 3 – As of June 27, 2025

The host straight debt component was measured at approximately $404,

The fair value of the conversion feature was estimated at approximately $221.

The key assumptions used in the valuation were as follows:

●	Expected Period: 0.85 year
●	Expected Volatility: 47.84%
●	Risk-Free Interest Rate: 4.06%
●	Expected Dividend Yield: 0%

Tranche 4 – As of July 3, 2025

The host straight debt component was measured at approximately $1,372,

The fair value of the conversion feature was estimated at approximately $753.

The key assumptions used in the valuation were as follows:

●	Expected Period: 0.85 year
●	Expected Volatility: 47.84%
●	Risk-Free Interest Rate: 4.06%
●	Expected Dividend Yield: 0%

As of December 31, 2025, the RBW May notes were fully converted into 1,949 ordinary shares of the Company.

J.	On August 1, 2025, the Company entered into an agreement with RBW Capital (“RBW August”), pursuant to which a Convertible Loan Agreement with two primary investors, Target Capital 1 LLC and Secure Net Capital LLC (collectively, the “Investors”), pursuant to which the Company issued a promissory note with a par value of $15,000, following an amendment to the agreement dated September 9, 2025. In consideration for total cash proceeds of $12,000. (before deduction of placement agent fee and legal expenses in total amount of $1,145), reflecting an original issue discount (“OID”) of $3,000, or 20% of the par value.

Under the terms of the note, no interest applies unless an event of default occurs. The note includes customary default provisions for similar transactions, under which, in the event of default: (i) the principal amount increases automatically by 20%; (ii) default interest of 20% per annum applies; and (iii) all outstanding debt may be declared immediately due and payable.

The Company retains the right to prepay the outstanding balance at any time without penalty, providing flexibility to mitigate future dilution should alternative financing become available.

To prevent a change in control, a Beneficial Ownership Limitation was established, restricting any Investor from owning more than 4.99% of the Company’s outstanding ordinary shares at any given time.

Pursuant to the Convertible Loan Agreement, the loan proceeds were disbursed in five tranches: $5,000, $1,000, $2,000, $1,000 and $3,000, respectively.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 7 - CONVERTIBLE NOTES (CONT.):

The Investors may convert the outstanding principal into ordinary shares at any time, at a conversion price equal to the higher of :

● 85% of the lowest daily Volume Weighted Average Price (“VWAP”) during the seven trading days immediately preceding the conversion date, representing a 15% discount to market price.

● A floor price of $954 per share was established to protect the Company and existing shareholders from excessive dilution, such that the conversion price cannot fall below this threshold.

For accounting purposes, each instalment of proceeds received under the agreement is treated as a separate compound financial instrument, bifurcated on initial recognition into: (i) a host straight debt component, classified as a financial liability measured at amortized cost; and (ii) an embedded conversion option, classified as a derivative financial liability measured at fair value through profit or loss.

During 2025, all five scheduled instalments had been received, and accordingly, five host straight debt components were recognized, together with five corresponding embedded conversion options.

In this regard, management with the assistance of an independent appraiser estimated the fair value of each embedded conversion option using a Monte Carlo simulation as follow:

Tranche 1 – As of August 1, 2025

The host straight debt component was measured at approximately $3,113,

The fair value of the conversion feature was estimated at approximately $1,887.

The key assumptions used in the valuation were as follows:

●	Expected Period: 1 year
●	Expected Volatility: 156.54%
●	Risk-Free Interest Rate: 3.87%
●	Expected Dividend Yield: 0%

Tranche 2 – As of August 27, 2025

The host straight debt component was measured at approximately $768,

The fair value of the conversion feature was estimated at approximately $232.

The key assumptions used in the valuation were as follows:

●	Expected Period: 0.93 year
●	Expected Volatility: 151.55%
●	Risk-Free Interest Rate: 3.86%
●	Expected Dividend Yield: 0%

Tranche 3 – As of September 12, 2025

The host straight debt component was measured at approximately $1,811,

The fair value of the conversion feature was estimated at approximately $189.

The key assumptions used in the valuation were as follows:

●	Expected Period: 0.89 year
●	Expected Volatility: 161.65%
●	Risk-Free Interest Rate: 3.7%
●	Expected Dividend Yield: 0%

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 7 - CONVERTIBLE NOTES (CONT.):

Tranche 4 – As of September 17, 2025

The host straight debt component was measured at approximately $901,

The fair value of the conversion feature was estimated at approximately $99.

The key assumptions used in the valuation were as follows:

●	Expected Period: 0.87 year
●	Expected Volatility: 148.9%
●	Risk-Free Interest Rate: 3.65%
●	Expected Dividend Yield: 0%

Tranche 5 – As of October 2, 2025

The host straight debt component was measured at approximately $2,656,

The fair value of the conversion feature was estimated at approximately $344.

The key assumptions used in the valuation were as follows:

●	Expected Period: 0.83 year
●	Expected Volatility: 151.81%
●	Risk-Free Interest Rate: 3.68%
●	Expected Dividend Yield: 0%

During 2025, a principal amount in the amount of $13,750 was converted into 66,794 ordinary shares of the company.

In addition, as part of the RBW December, the Company and the relevant parties agreed that a principal amount of $1,250 which was not converted as part of the RBW August agreement would be offset against the proceeds of the new RBW December agreement (See note 7.E).

In this context, it should be noted that a modification of terms occurred following an agreement reached with the same lenders. In light of the fact that the modification was entered into with the same investors/lenders, the Company was required to assess whether the modification constituted a “substantial modification” in accordance with IFRS 9. Based on the valuation expert’s determination that the modification was indeed substantial, the Company derecognized the original debt from its books at its carrying amount as of the modification date and recognized the new debt at its fair value as of that date. Any difference between the carrying amount of the original debt and the fair value of the new debt was recognized immediately as a finance loss in the amount of $249, and all costs associated with the amendment were recognized as an immediate expense.

As of December 31, 2025, the Company had no remaining obligations in respect of this liability.

K.	On December 1, 2025, the Company entered into an agreement with RBW Capital (“RBW December”), pursuant to which the Company issued a promissory note with a par value of $20,625, following an amendment to the agreement dated December 9, 2025. In consideration for total cash proceeds of $16,500 (before deduction of placement agent fee, legal expenses in total amount of $1,460), reflecting an original issue discount (“OID”) of $4,125, or 20% of the par value.

Under the terms of the note, no interest applies unless an event of default occurs. The note includes customary default provisions for similar transactions, under which, in the event of default: (i) the principal amount increases automatically by 20%; (ii) default interest of 20% per annum applies; and (iii) all outstanding debt may be declared immediately due and payable.

The Company retains the right to prepay the outstanding balance at any time without penalty, providing flexibility to mitigate future dilution should alternative financing become available.

To prevent a change in control, a Beneficial Ownership Limitation was established, restricting any Investor from owning more than 4.99% of the Company’s outstanding ordinary shares at any given time.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 7 - CONVERTIBLE NOTES (CONT.):

The investor is entitled to convert the Note into ordinary shares of the Company at any time, at a conversion price equal to the greater of the following two amounts:

● The conversion price is set at 85% of the lowest daily Volume Weighted Average Price (“VWAP”) during the five trading days immediately preceding conversion, representing a 15% discount to market price.

● A floor price of $1.5 per share was established to protect the Company and existing shareholders from excessive dilution, such that the conversion price cannot fall below this threshold.

The loan proceeds in an aggregate amount of $16,500, were received in two separate tranches, as follows:

●	December 3, 2025 –$5,750 thousand
●	December 29, 2025 –$10,750 thousand

For accounting purposes, each instalment of proceeds received under the agreement is treated as a separate compound financial instrument, bifurcated on initial recognition into: (i) a host straight debt component, classified as a financial liability measured at amortized cost; and (ii) an embedded conversion option, classified as a derivative financial liability measured at fair value through profit or loss.

During 2025, the two scheduled instalments had been received, and accordingly, two host straight debt components were recognized, together with two corresponding embedded conversion options.

In this regard, management with the assistance of an independent appraiser estimated the fair value of each embedded conversion option using a Monte Carlo simulation as follow:

Tranche 1 – As of December 3, 2025

The host straight debt component was measured at approximately $2,507,

The fair value of the conversion feature was estimated at approximately $3,243.

The key assumptions used in the valuation were as follows:

●	Expected Period: 0.5 year
●	Expected Volatility: 202.47%
●	Risk-Free Interest Rate: 3.68%
●	Expected Dividend Yield: 0%

Tranche 2 – As of December 29, 2025

The host straight debt component was measured at approximately $4,450,

The fair value of the conversion feature was estimated at approximately $6,300.

The key assumptions used in the valuation were as follows:

●	Expected Period: 0.43 year
●	Expected Volatility: 244.64%
●	Risk-Free Interest Rate: 3.62%
●	Expected Dividend Yield: 0%

During December 2025 the company converted principal amount of the RBW December notes of $11,984 into 168,853 ordinary shares of the company.

The remaining principal amount as of December 31, 2025, was totalled to $8,641.

As of December 31, 2025, the host straight debt component was measured at approximately $2,668 and the fair value of the conversion feature was estimated at approximately $3,083.

For purposes of the aggregate fair value measurement as of December 31, 2025, the conversion feature was valued using the following assumptions:

●	Expected Period: 0.43 year
●	Expected Volatility: 262.92%
●	Risk-Free Interest Rate: 3.61%
●	Expected Dividend Yield: 0%

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)